Share-based Compensation - Additional Information (Details) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 10, 2026 shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of cash settled deferred share units | $		$ 8.1	$ 7.1
Fair value of cash-settled deferred share units included as current liability within accounts payable | $		0.5
Fair value of cash-settled deferred share units included as non-current liability within other liabilities | $		$ 7.6
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period		5 years
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period		5 years
Stock Options | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Maturity period		10 years
Deferred Share Units | Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		525,433	644,737
Exercised		3,570,000	2,140,000
Vesting term		DSUs are granted to directors and generally vest in equal instalments over one year
Vesting period		1 year
Exercisable		300,000
Deferred Share Units | Cash Settled Plan | Major Ordinary Share Transactions
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised	200,000
Restricted Share Units | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		4,082,665	5,555,322
Exercised		6,237,173	3,892,431
Exercisable		0
Non-market Vesting Condition | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		800,000